Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HeartWare International, Inc.
Entity Central Index Key	0001389072
Document Type	S-4
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		14,114,055